UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542

13F File Number: 028-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515

Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              February 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $92,112
                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2004
                                                         Market
                                                          Value             Sh/   PUT/   Invstmnt   Other       Voting Authority
Investment Description   Asset Class     Cusip       (in 000's)   Quantity  Prn   CALL   Discretn   Managers  Sole     Shared   None
----------------------   -----------     -----       ----------   --------  ---   ----   --------   --------  ----     ------   ----
AMERICREDIT CORP         Com             03060R101        4,147   169,599   SH             Sole       None    169,599     0      0
COACH INC                Com             189754104        4,692    83,200   SH             Sole       None     83,200     0      0
CRUCELL N.V.             Sponsored ADR   228769105        3,675   266,900   SH             Sole       None    266,900     0      0
DIGITAS INC              Com             25388K104        1,867   195,479   SH             Sole       None    195,479     0      0
FIRST ADVANTAGE CORP     CL A            31845F100        1,753    85,925   SH             Sole       None     85,925     0      0
FREEPORT-MCMORAN
   COPPER & GO           CL B            35671D857        2,080    54,400   SH             Sole       None     54,400     0      0
SCHEIN HENRY INC         Com             806407102        5,035    72,300   SH             Sole       None     72,300     0      0
HOVNANIAN ENTERPRISES
   INC                   CL A            442487203        2,825    57,050   SH             Sole       None     57,050     0      0
HURON CONSULTING GROUP
   INC                   Com             447462102          444    20,000   SH             Sole       None     20,000     0      0
IMAX CORP                Com             45245E109        4,339   526,000   SH             Sole       None    526,000     0      0
INTUITIVE SURGICAL,
   INC                   Com New         46120E602        2,689    67,184   SH             Sole       None     67,184     0      0
KB HOME                  Com             48666K109        6,478    62,050   SH             Sole       None     62,050     0      0
LIONS GATE ENTMNT CORP   Com             535919203        7,916   745,350   SH             Sole       None    745,350     0      0
MANHATTAN ASSOC INC      Com             562750109        3,804   159,300   SH             Sole       None    159,300     0      0
NUVELO INC               Com New         67072M301        1,758   178,500   SH             Sole       None    178,500     0      0
OCCULOGIX, INC           Com             67461T107        3,157   309,500   SH             Sole       None    309,500     0      0
OM GROUP INC             Com             670872100        1,495    46,100   SH             Sole       None     46,100     0      0
ORLEANS HOMEBUILDERS
   INC                   Com             686588104        2,614   131,700   SH             Sole       None    131,700     0      0
ORTHOLOGIC CORP          Com             68750J107        1,963   314,156   SH             Sole       None    314,156     0      0
PAXAR CORP               Com             704227107        6,536   294,800   SH             Sole       None    294,800     0      0
ROCKWELL AUTOMATION
   INC                   Com             773903109        4,155    83,850   SH             Sole       None     83,850     0      0
SUPERCONDUCTOR
   TECHNOLOGIES          Com             867931107          638   458,700   SH             Sole       None    458,700     0      0
TLC VISION CORP          Com             872549100        2,910   279,300   SH             Sole       None    279,300     0      0
TOLL BROTHERS INC        Com             889478103        4,679    68,200   SH             Sole       None     68,200     0      0
UBIQUITEL INC            Com             903474302        1,932   271,300   SH             Sole       None    271,300     0      0
UCBH HOLDINGS INC        Com             90262T308        2,900    63,300   SH             Sole       None     63,300     0      0
WHEELING-PITTSBURGH
   CORP                  Com New         963142302        5,632   146,136   SH             Sole       None    146,136     0      0


                                        Total           92,112

03180.0001 #546152